UNAUDITED CONDENSED STATEMENTS OF CHANGES IN MEMBER'S CAPITAL - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Oregon Energy LLC
Balance beginning	$ 465,239	$ 473,286	$ 423,434	$ 427,353	$ 427,353	$ 550,067
Capital contributions	(6,275)	14,373	3,141	110,768
Net loss	(17,443)	(15,543)	14,946	(66,005)	(153,783)	(773,772)
Balance ending	441,521	472,116	441,521	472,116	423,434	427,353
Oregon Energy LLC | Member's capital
Balance beginning	13,882,354	13,819,469	13,872,938	13,723,074	13,723,074	13,072,016
Capital contributions	(6,275)	14,373	3,141	110,768
Balance ending	13,876,079	13,833,842	13,876,079	13,833,842	13,872,938	13,723,074
Oregon Energy LLC | Accumulated deficit
Balance beginning	(13,417,115)	(13,346,183)	(13,449,504)	(13,295,721)	(13,295,721)	(12,521,949)
Net loss	(17,443)	(15,543)	14,946	(66,005)	(153,783)	(773,772)
Balance ending	$ (13,434,558)	$ (13,361,726)	$ (13,434,558)	$ (13,361,726)	$ (13,449,504)	$ (13,295,721)